UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
						-----------------
Check here if Amendment [ ]; Amendment Number:
						--------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      JDN Capital Management, LP
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Address:   2420 Camino Ramon Suite 222
           --------------------------
           San Ramon, CA 94583
           --------------------------

           --------------------------

Form 13F File Number:  28- 11131
                           ---------------------

The institutional investment manager filing this report and the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John Nguyen
       ----------------------------
Title: General Partner
       ----------------------------
Phone: 925-244-5990
       ----------------------------

Signature, Place, and Date of Signing

/s/ John Nguyen		        San Ramon, CA            August 3, 2009
---------------------     -------------------------      -----------------
     [Signature]                 [City, State]              [Date]
Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers (s).)

FORM13F SUMMARY


Report Summary:


Number of Other Included Managers:		 0
                                         -----------------

Form 13F Information Table Entry Total:  	105
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Form 13F Information Table Value Total:        57,782
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                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




column 1              		column 2 column 3     column 4  column 5               column 6    column 7     column 8
--------              		-------- --------     --------  --------               ----------  --------     --------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Investment  Other        Voting Authority
Name of Issuer        		Title of Cusip        Value     Shrs or  sh/  put/     Discretion  Managers     Sole    Shared None
                      		Class                 (x$1000)  prn amt  prn  call
------------------    		-------  -------      --------  -------  ---  ----     ----------  --------     ----    ----   ----


Adaptec Inc	                com	 00651F108    221	83462	 SH	       SOLE		        83462	0      0
Amex Energy Select SPDR 	com	 81369Y506    961	20000	 SH            SOLE		        20000	0      0
Amicas Inc	                com	 001712108    712	256090	 SH	       SOLE		        256090	0      0
Anadigics	                com	 032515108    766	182897	 SH	       SOLE		        182897	0      0
Apple Inc	                com	 037833100    473	3320	 SH	       SOLE		        3320	0      0
Applied Matls Inc	        com	 038222105    462	42000	 SH	       SOLE		        42000	0      0
Applied Micro Circuits Corp	com	 03822W406    222	27350	 SH	       SOLE		        27350	0      0
Aspen Insurance Holdings Ltd	com	 G05384105    431	19300	 SH	       SOLE		        19300	0      0
Avnet Inc	                com	 053807103    1129	53700	 SH	       SOLE		        53700	0      0
Bank of America Corp	        com	 060505104    434	32900	 SH	       SOLE		        32900	0      0
Bell Microproducts Inc	        com	 078137106    234	203194	 SH	       SOLE		        203194	0      0
Best Buy Inc	                com	 086516101    837	25000	 SH	       SOLE		        25000	0      0
CSX Corp	                com	 126408103    346	10000	 SH	       SOLE		        10000	0      0
Cadence Design Systems Inc	com	 127387108    667	112993	 SH	       SOLE		        112993	0      0
CalAmp Corp	                com	 128126109    45	55894	 SH	       SOLE		        55894	0      0
Cerion Tech	                com	 156916108    6         10100    SH            SOLE                     10100   0      0
Cerner                          com      156782104    251	4028	 SH	       SOLE		        4028	0      0
Chevron Corporation	        com	 166764100    2272	34300	 SH	       SOLE		        34300	0      0
Citigroup Inc	                com	 172967101    180	60600	 SH	       SOLE		        60600	0      0
Cognex Corp	                com	 192422103    738	52217	 SH	       SOLE		        52217	0      0
Comcast Corp	                com	 20030N101    733	50700	 SH	       SOLE		        50700	0      0
Commscope Inc	                com	 203372107    466	17736	 SH	       SOLE		        17736	0      0
Community Health Sys Inc	com	 203668108    653	25860	 SH	       SOLE		        25860	0      0
Conmed Corp	                com	 207410101    700	45087	 SH	       SOLE		        45087	0      0
Cypress Semiconductor Corp	com	 232806109    309	33600	 SH	       SOLE		        33600	0      0
Cypress Sharpridge Invts Inc    com	 23281A307    325	27332	 SH	       SOLE		        27332	0      0
DSP Group Inc 	                com	 23332B106    688	101770	 SH	       SOLE		        101770	0      0
Dean Foods Co	                com	 242370104    1013	52805	 SH	       SOLE		        52805	0      0
Delia's Inc	                com	 246911101    223	93792	 SH	       SOLE		        93792	0      0
Dell Inc	                com	 247025109    416	30300	 SH	       SOLE		        30300	0      0
E M C Corp Mass	                com	 268648102    451	34400	 SH	       SOLE		        34400	0      0
EBay Inc	                com	 278642103    289	16900	 SH	       SOLE		        16900	0      0
Electro Scientific Inds	        com	 285229100    449	40000	 SH	       SOLE		        40000	0      0
Exar Corp	                com	 300645108    876	121824	 SH	       SOLE		        121824	0      0
Federal Mogul Corp	        com	 313549404    127       13400    SH            SOLE                     13400   0      0
Flextronics Intl Ltd            com      Y2573F102    559	134701	 SH	       SOLE		        134701	0      0
General Electric Co	        com	 369604103    325	27700	 SH	       SOLE		        27700	0      0
Grubb & Ellis Co	        com	 400095204    29	36653	 SH	       SOLE		        36653	0      0
Home Depot Inc	                com	 437076102    945	40000	 SH	       SOLE		        40000	0      0
Hot Topic Inc	                com	 441339108    480	65700	 SH	       SOLE		        65700	0      0
ICT Group Inc	                com	 44929Y101    337	38591	 SH	       SOLE		        38591	0      0
Imation Corp	                com	 45245A107    266	35004	 SH	       SOLE		        35004	0      0
Ingram Micro	                com	 457153104    1205	68855	 SH	       SOLE		        68855	0      0
Intel Corp	                com	 458140100    1801	108850	 SH	       SOLE		        108850	0      0
Intersil Corp	                com	 46069S109    214	17000	 SH	       SOLE		        17000	0      0
JDS Uniphase Corp	        com	 46612J507    606	105982	 SH	       SOLE		        105982	0      0
JP Morgan Chase & Co	        com	 46625H100    945	27700	 SH	       SOLE		        27700	0      0
Jabil Circuit Inc	        com	 466313103    626	84300	 SH	       SOLE		        84300	0      0
LECG Corp	                com	 523234102    84	25908	 SH	       SOLE		        25908	0      0
LeCroy Corp	                com	 52324W109    105	27966	 SH	       SOLE		        27966	0      0
LifePoint Hospitals Inc	        com	 53219L109    1032	39300	 SH	       SOLE		        39300	0      0
Livewire Mobile Inc	        com	 53837P102    74	439594	 SH	       SOLE		        439594	0      0
Lowes Cos Inc	                com	 548661107    291	15000	 SH	       SOLE		        15000	0      0
Mc Donalds	                com	 580135101    2258	39284	 SH	       SOLE		        39284	0      0
McCormick & Schmicks Seafd R	com	 579793100    461	60539	 SH	       SOLE		        60539	0      0
Mediware Information Sys Inc	com	 584946107    191	31011	 SH	       SOLE		        31011	0      0
Mentor Graphics Corp	        com	 587200106    600	109760	 SH	       SOLE		        109760	0      0
Mercer Ins Group Inc	        com	 587902107    379	23865	 SH	       SOLE		        23865	0      0
Mercury Computer Sys	        com	 589378108    121	13100	 SH	       SOLE		        13100	0      0
Microsoft Corp	                com	 594918104    485	20400	 SH	       SOLE		        20400	0      0
Montpelier Re Holdings Ltd	com	 G62185106    468	35200	 SH	       SOLE		        35200	0      0
Motorola Inc	                com	 620076109    493	74400	 SH	       SOLE		        74400	0      0
Myers Inds Inc	                com	 628464109    454	54550	 SH	       SOLE		        54550	0      0
Mylan Inc	                com	 628530107    1122	86000	 SH	       SOLE		        86000	0      0
Newport Corp	                com	 651824104    272	46923	 SH	       SOLE		        46923	0      0
Nokia Corp	                com	 654902204    539	37000	 SH	       SOLE		        37000	0      0
Novell Inc	                com	 670006105    478	105502	 SH	       SOLE		        105502	0      0
OM Group Inc	                com	 670872100    827	28500	 SH	       SOLE		        28500	0      0
Office Depot Inc	        com	 676220106    417	91400	 SH	       SOLE		        91400	0      0
Omnicare Inc	                com	 681904108    730	28328	 SH	       SOLE		        28328	0      0
On-Assignment Inc	        com	 682159108    649	165997	 SH	       SOLE		        165997	0      0
Otix Global Inc	                com	 68906N101    124	159268	 SH	       SOLE		        159268	0      0
Pacific Sunwear Calif Inc	com	 694873100    263	77731	 SH	       SOLE		        77731	0      0
Pantry Inc	                com	 698657103    473	28509	 SH	       SOLE		        28509	0      0
Pfizer Inc	                com	 717081103    245	16300	 SH	       SOLE		        16300	0      0
Photronics Inc	                com	 719405102    576	142283	 SH	       SOLE		        142283	0      0
Plantronics Inc	                com	 727493108    454	24000	 SH	       SOLE		        24000	0      0
Powerwave Technologies Inc	com	 739363109    151	93559	 SH	       SOLE		        93559	0      0
Presstek Inc 	                com	 741113104    37	26776	 SH	       SOLE		        26776	0      0
Pride Intl Inc Del	        com	 74153Q102    278	11100	 SH	       SOLE		        11100	0      0
Procter & Gamble Co	        com	 742718109    1533	30000	 SH	       SOLE		        30000	0      0
RF MicroDevices Inc	        com	 749941100    424	112781	 SH	       SOLE		        112781	0      0
Radisys Corp	                com	 750459109    548	60632	 SH	       SOLE		        60632	0      0
Ruby Tuesday Inc	        com	 781182100    468	70200	 SH	       SOLE		        70200	0      0
SAIA Inc	                com	 81111T102    452	25100	 SH	       SOLE		        25100	0      0
Safeway Inc	                com	 786514208    707	34700	 SH	       SOLE		        34700	0      0
Sara Lee Corp	                com	 803111103    1018	104283	 SH	       SOLE		        104283	0      0
Service Corp Intl	        com	 817565104    65	11801	 SH	       SOLE		        11801	0      0
Southwest Airls Co	        com	 844741108    697	103600	 SH	       SOLE		        103600	0      0
StarTek Inc	                com	 85569C107    276	34392	 SH	       SOLE		        34392	0      0
Starbucks Corp 	                com	 855244109    688	49500	 SH	       SOLE		        49500	0      0
Sun Microsystems Inc	        com	 866810104    1006	109150	 SH	       SOLE		        109150	0      0
Sunpower Corp Cl B	        com	 867652307    204	8526	 SH	       SOLE		        8526	0      0
Synopsys Inc	                com	 871607107    983	50392	 SH	       SOLE		        50392	0      0
TII Network Technologies Inc	com	 872479209    17	15000	 SH	       SOLE		        15000	0      0
Theragenics Corp	        com	 883375107    421	326330	 SH	       SOLE		        326330	0      0
Thomas Weisel Partners Group Inccom	 884481102    551	91545	 SH	       SOLE		        91545	0      0
Time Warner Inc	                com	 887317303    434	17233	 SH	       SOLE		        17233	0      0
Transocean Ltd	                com	 G90073100    223	2997	 SH	       SOLE		        2997	0      0
UCBH Holdings Inc	        com	 90262T308    170	134619	 SH	       SOLE		        134619	0      0
United Parcel Service Inc	com	 911312106    970	19400	 SH	       SOLE		        19400	0      0
Vishay Intertechnology Inc	com	 928298108    1038	152800	 SH	       SOLE		        152800	0      0
Wabash National Corp	        com	 929566107    32	45500	 SH	       SOLE		        45500	0      0
Waste Mgmt Inc	                com	 94106L109    1411	50100	 SH	       SOLE		        50100	0      0
Zoran Cop	                com	 98975F101    872	80007	 SH	       SOLE		        800007  0      0

